Schedule of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance at the beginning of year	$ 117,195
Balance at the end of year	187,462	$ 117,195
Seamless Group Inc [Member]
Balance at the beginning of year	117,195
Additional for the year	70,267
Acquisition of a subsidiary		117,195
Balance at the end of year	$ 187,462	$ 117,195